CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Revenues:
Total revenue	$ 203,906		$ 95,426		$ 349,756		$ 197,250		$ 412,828		$ 258,754		$ 315,606
Operating expenses:
Direct lease operating expense	34,060		28,871		58,975		56,735		109,180		124,360		171,095
Insurance	4,259		2,688		6,934		5,409		10,743		13,101		17,965
Production taxes	564		380		955		645		1,460		1,958		3,311
Total lease operating expense	38,883		31,939		66,864		62,789		121,383		139,419		192,371
Workover and maintenance expense	17,714		8,225		24,619		17,047		32,825		24,810		29,752
Depreciation, depletion and amortization	67,726		36,157		116,766		76,088		157,352		124,689		212,689
Accretion expense	9,492		5,321		14,252		10,509		19,295		21,829		19,395
General and administrative expense	30,880		7,470		39,460		17,216		36,673		28,686		35,662
Total operating expenses	164,695		89,112		261,961		183,649		367,528		339,433		1,093,257
Operating income (loss)	39,211		6,314		87,795		13,601		45,300		(80,679)		(777,651)
Insurance	4,259		2,688		6,934		5,409		10,743		13,101		17,965
Production taxes	564		380		955		645		1,460		1,958		3,311
Write-down of oil and natural gas properties under ceiling test	0		0		0		0						603,388
Interest expense	(21,678)		(20,805)		(41,420)		(39,577)		(80,934)		(70,415)		(51,544)
Price risk management activities income (expense)	(91,176)	[1]	38,995	[1]	(143,152)	[1]	84,888	[1]	(27,563)	[2]	(57,398)	[2]	182,196	[2]
Other income (expense)	(1,269)		103		(1,078)		157		329		405		314
Total other income (expense)	(114,123)		18,293		(185,650)		45,468
Income (loss) before income taxes	(74,912)		24,607		(97,855)		59,069
Net income (loss)	$ (74,912)		$ 24,607		$ (97,855)		$ 59,069		$ (62,868)		$ (208,087)		$ (646,685)
Net income (loss) per common share:
Basic	$ (1.69)		$ 0.79		$ (2.59)		$ 1.89		$ (2.01)		$ (7.99)		$ (26.20)
Diluted	$ (1.69)		$ 0.79		$ (2.59)		$ 1.89		$ (2.01)		$ (7.99)		$ (26.20)
Weighted average common shares outstanding:
Basic	44,336,000		31,244,000		37,826,000		31,244,000		31,244		26,036		24,685
Diluted	44,336,000		31,244,000		37,826,000		31,244,000		31,244		26,036		24,685
Oil Revenue
Revenues:
Revenue	$ 180,161		$ 78,719		$ 307,854		$ 162,487		$ 344,781		$ 197,583		$ 244,167
Natural Gas Revenue
Revenues:
Revenue	16,448		12,888		29,171		26,062		48,886		42,705		55,026
NGL Revenue
Revenues:
Revenue	$ 7,297		3,436		$ 12,731		7,069		16,658		9,532		10,523
Other
Revenues:
Revenue			$ 383				$ 1,632		$ 2,503		$ 8,934		$ 5,890

[1]	The Company paid $33.6 million and received $9.2 million in net cash settlements for the three months ended June 30, 2018 and 2017, respectively, and paid $54.1 million and received $13.7 million in net cash settlements for the six months ended June 30, 2018 and 2017, respectively.
[2]	The Company received net cash settlements of $23.8 million, $172.2 million and $181.9 million for the years ended December 31, 2017, 2016 and 2015, respectively.